Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Adjusted profit before tax and balance sheet data

HSBC adjusted profit before tax and balance sheet data
	2021
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	22,110	13,415	15,002	(437)	50,090
– external	21,753	13,294	16,558	(1,515)	50,090
– inter-segment	357	121	(1,556)	1,078	—
of which: net interest income/(expense)	14,198	8,898	4,122	(739)	26,479
Change in expected credit losses and other credit impairment recoveries	288	300	337	3	928
Net operating income/(expense)	22,398	13,715	15,339	(434)	51,018
Total operating expenses	(15,384)	(6,973)	(10,006)	215	(32,148)
Operating profit/(loss)	7,014	6,742	5,333	(219)	18,870
Share of profit in associates and joint ventures	34	1	—	3,011	3,046
Adjusted profit before tax	7,048	6,743	5,333	2,792	21,916
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	32.2	30.8	24.3	12.7	100.0
Adjusted cost efficiency ratio	69.6	52.0	66.7	49.2	64.2
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	488,786	349,126	207,162	740	1,045,814
Interests in associates and joint ventures	499	13	126	28,971	29,609
Total external assets	932,582	622,925	1,229,820	172,612	2,957,939
Customer accounts	859,029	506,688	344,205	652	1,710,574

	2020
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	22,571	13,718	15,768	(287)	51,770
– external	20,474	14,114	18,651	(1,469)	51,770
– inter-segment	2,097	(396)	(2,883)	1,182	—
– of which: net interest income/(expense)	15,470	9,560	4,580	(1,337)	28,273
Change in expected credit losses and other credit impairment (charges)/recoveries	(3,005)	(4,989)	(1,289)	1	(9,282)
Net operating income/(expense)	19,566	8,729	14,479	(286)	42,488
Total operating expenses	(15,443)	(6,897)	(9,640)	(429)	(32,409)
Operating profit/(loss)	4,123	1,832	4,839	(715)	10,079
Share of profit in associates and joint ventures	7	(1)	—	2,186	2,192
Adjusted profit before tax	4,130	1,831	4,839	1,471	12,271
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	33.7	14.9	39.4	12.0	100.0
Adjusted cost efficiency ratio	68.4	50.3	61.1	(149.5)	62.6
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	462,286	338,193	220,692	1,231	1,022,402
Interests in associates and joint ventures	444	13	141	26,472	27,070
Total external assets	869,924	562,125	1,319,389	187,189	2,938,627
Customer accounts	823,991	464,380	331,164	593	1,620,128

	2019
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	26,140	15,594	15,282	(581)	56,435
– external	21,777	16,522	20,782	(2,646)	56,435
– inter-segment	4,363	(928)	(5,500)	2,065	—
– of which: net interest income/(expense)	17,820	11,242	5,309	(3,338)	31,033
Change in expected credit losses and other credit impairment (charges)/recoveries	(1,376)	(1,194)	(155)	38	(2,687)
Net operating income/(expense)	24,764	14,400	15,127	(543)	53,748
Total operating expenses	(15,823)	(7,028)	(9,891)	(821)	(33,563)
Operating profit/(loss)	8,941	7,372	5,236	(1,364)	20,185
Share of profit in associates and joint ventures	54	1	1	2,440	2,496
Adjusted profit before tax	8,995	7,373	5,237	1,076	22,681
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	39.7	32.5	23.1	4.7	100.0
Adjusted cost efficiency ratio	60.5	45.1	64.7	(141.3)	59.5
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	448,880	348,716	248,062	1,141	1,046,799
Interests in associates and joint ventures	445	14	16	25,305	25,780
Total external assets	780,456	515,962	1,283,597	161,055	2,741,070
Customer accounts	758,414	392,133	298,618	760	1,449,925

1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

External net operating income by country
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2021	2020	2019
	$m	$m	$m
Reported external net operating income by country/territory[1]	49,552	50,429	56,098
– UK	10,909	9,163	9,011
– Hong Kong	14,245	15,783	18,449
– US	3,795	4,474	4,471
– France	2,179	1,753	1,942
– other countries	18,424	19,256	22,225
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reconciliation of reported and adjusted items

Adjusted results reconciliation
	2021			2020				2019
	Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue[1]	50,090	(538)	49,552	51,770	(1,393)	52	50,429	56,435	(1,010)	673	56,098
ECL	928	—	928	(9,282)	465	—	(8,817)	(2,687)	(69)	—	(2,756)
Operating expenses	(32,148)	(2,472)	(34,620)	(32,409)	1,072	(3,095)	(34,432)	(33,563)	981	(9,767)	(42,349)
Share of profit in associates and joint ventures	3,046	—	3,046	2,192	(133)	(462)	1,597	2,496	(142)	—	2,354
Profit/(loss) before tax	21,916	(3,010)	18,906	12,271	11	(3,505)	8,777	22,681	(240)	(9,094)	13,347
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted balance sheet reconciliation
	2021	2020			2019
	Reported and adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	1,045,814	1,022,402	15,585	1,037,987	1,046,799	(10,056)	1,036,743
Interests in associates and joint ventures	29,609	27,070	(386)	26,684	25,780	(1,306)	24,474
Total external assets	2,957,939	2,938,627	45,537	2,984,164	2,741,070	(25,918)	2,715,152
Customer accounts	1,710,574	1,620,128	22,652	1,642,780	1,449,925	(10,810)	1,439,115

Adjusted profit reconciliation
	2021	2020	2019
	$m	$m	$m
Year ended 31 Dec
Adjusted profit before tax	21,916	12,271	22,681
Significant items	(3,010)	(3,505)	(9,094)
– customer redress programmes (revenue)	11	(21)	(163)
– disposals, acquisitions and investment in new businesses (revenue)	—	(10)	768
– fair value movements on financial instruments[1]	(242)	264	84
– restructuring and other related costs (revenue)[2]	(307)	(170)	—
– costs of structural reform[3]	—	—	(158)
– customer redress programmes (operating expenses)	(49)	54	(1,281)
– impairment of goodwill and other intangible assets	(587)	(1,090)	(7,349)
– past service costs of guaranteed minimum pension benefits equalisation	—	(17)	—
– restructuring and other related costs (operating expenses)[4]	(1,836)	(1,908)	(827)
– settlements and provisions in connection with legal and other regulatory matters	—	(12)	61
– impairment of goodwill (share of profit in associates and joint ventures)[5]	—	(462)	—
– currency translation on significant items		(133)	(229)
Currency translation		11	(240)
Reported profit before tax	18,906	8,777	13,347
1    Includes fair value movements on non-qualifying hedges and debt valuation adjustments on derivatives.
2    Comprises losses associated with the RWA reduction commitments and gains relating to the business update in February 2020.
3    Comprises costs associated with preparations for the UK’s exit from the European Union.
4    Includes impairment of software intangible assets of $189m (of the total software intangible asset impairment of $1,347m) and impairment of tangible assets of $197m in 2020.
5    During 2020, The Saudi British Bank ('SABB'), an associate of HSBC, impaired the goodwill that arose following the merger with Alawwal bank in 2019. HSBC's post-tax share of the goodwill impairment was $462m.